Consolidated Statements of Profit or Loss and Other Comprehensive Loss - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Interest income	$ 16,436	$ 2,504	$ 20,676
Other income	3,916,333	5,123,525	4,485,225
Intellectual property expenses	(285,067)	(364,665)	(360,026)
General and administration expenses	(5,056,571)	(5,513,915)	(6,937,842)
Research and development expenses	(13,198,583)	(14,745,776)	(12,283,848)
Other operating expenses	(29,404)	(1,156)	(2,227)
Other gains and losses	917,650	2,722,430	(297,111)
Forfeited options from reserves	17,150		65,800
Loss before income tax expense	(13,702,056)	(12,777,053)	(15,309,353)
Income tax expense	(104,459)	(70,008)
Loss for the year	(13,806,515)	(12,847,061)	(15,309,353)
Other comprehensive loss
Total comprehensive loss for the year	$ (13,806,515)	$ (12,847,061)	$ (15,309,353)
Loss per share (Basic - cents per share) (in Dollars per share)	$ (0.57)	$ (0.53)	$ (0.9)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	2,427,841,917	2,405,990,036	1,696,876,324